Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	R$ 12,971	R$ 35,130
Short-term investments	220,301	23,301
Trade receivables	235,560	224,128
Income taxes recoverable	2,300	6,994
Prepaid expenses	19,710	17,921
Receivable from hub partners	39,351	31,979
Other current assets	40,447	14,839
TOTAL CURRENT ASSETS	570,640	354,292
NON-CURRENT ASSETS
Trade receivables	69,127	47,012
Indemnification assets	28,426	9,853
Deferred tax assets	226,959	203,043
Receivable from hub partners	57,277	48,117
Other non-current assets	11,100	6,903
Right-of-use assets	349,683	350,393
Property and equipment	205,852	194,575
Intangible assets	4,342,160	4,427,591
TOTAL NON-CURRENT ASSETS	5,290,584	5,287,487
TOTAL ASSETS	5,861,224	5,641,779
CURRENT LIABILITIES
Trade payables	111,726	98,873
Loans and financing	151,120	131,158
Lease liabilities	51,621	51,310
Labor and social obligations	90,426	43,105
Taxes payable	17,370	16,006
Prepayments from customers	45,331	43,606
Dividends payable	19,485
Other current liabilities	24,640	7,482
TOTAL CURRENT LIABILITIES	511,719	391,540
NON-CURRENT
Loans and financing	2,030,699	1,489,088
Lease liabilities	276,213	272,029
Payables from acquisition of subsidiaries		507,361
Taxes payable	6,075
Provisions for contingencies	41,878	29,181
Deferred tax liabilities	730,896	773,393
Related parties	8,201
Other non-current liabilities	5,310	1,465
TOTAL NON-CURRENT LIABILITIES	3,099,272	3,072,517
TOTAL LIABILITIES	3,610,991	3,464,057
EQUITY
Share capital	2,031,408	2,031,408
Capital reserves	43,605	51,924
Profit reserves	175,220	94,390
TOTAL EQUITY	2,250,233	2,177,722
TOTAL LIABILITIES AND EQUITY	R$ 5,861,224	R$ 5,641,779